Portfolio of Investments
CTIVP® – MFS® Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 3.2%
Media 3.2%
Charter Communications, Inc., Class A(a)	24,253	13,230,497
Comcast Corp., Class A	933,214	43,693,079
Total		56,923,576
Total Communication Services		56,923,576
Consumer Discretionary 2.5%
Hotels, Restaurants & Leisure 1.0%
Marriott International, Inc., Class A(a)	103,005	18,103,129
Specialty Retail 1.5%
Lowe’s Companies, Inc.	129,487	26,180,976
Total Consumer Discretionary		44,284,105
Consumer Staples 6.7%
Beverages 2.7%
Diageo PLC	572,306	29,029,981
PepsiCo, Inc.	118,996	19,917,550
Total		48,947,531
Food Products 2.0%
Archer-Daniels-Midland Co.	82,423	7,439,500
Nestlé SA, Registered Shares	219,174	28,496,711
Total		35,936,211
Household Products 2.0%
Colgate-Palmolive Co.	173,773	13,177,207
Kimberly-Clark Corp.	109,502	13,486,266
Reckitt Benckiser Group PLC	126,799	9,672,983
Total		36,336,456
Total Consumer Staples		121,220,198
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
ConocoPhillips Co.	246,429	24,642,900
EOG Resources, Inc.	121,522	14,489,068
Pioneer Natural Resources Co.	74,558	18,641,737
Total		57,773,705
Total Energy		57,773,705
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 27.3%
Banks 7.4%
Citigroup, Inc.	416,746	22,254,236
JPMorgan Chase & Co.	489,874	66,779,623
PNC Financial Services Group, Inc. (The)	116,562	21,499,861
Truist Financial Corp.	212,884	12,070,523
U.S. Bancorp	191,319	10,168,605
Total		132,772,848
Capital Markets 7.0%
BlackRock, Inc.	34,287	26,201,097
Goldman Sachs Group, Inc. (The)	56,565	18,672,107
KKR & Co., Inc., Class A	173,878	10,166,647
Moody’s Corp.	29,669	10,010,617
Morgan Stanley	368,258	32,185,749
Nasdaq, Inc.	164,532	29,319,602
Total		126,555,819
Consumer Finance 2.0%
American Express Co.	187,981	35,152,447
Insurance 10.9%
Aon PLC, Class A	155,223	50,545,265
Chubb Ltd.	195,030	41,716,917
Marsh & McLennan Companies, Inc.	246,583	42,022,675
Progressive Corp. (The)	319,433	36,412,168
Travelers Companies, Inc. (The)	140,922	25,750,677
Total		196,447,702
Total Financials		490,928,816
Health Care 19.2%
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	220,768	26,130,101
Boston Scientific Corp.(a)	397,477	17,604,256
Medtronic PLC	291,132	32,301,095
Total		76,035,452
Health Care Providers & Services 3.6%
Cigna Corp.	168,419	40,354,877
McKesson Corp.	78,394	23,998,755
Total		64,353,632
CTIVP® – MFS® Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.5%
Danaher Corp.	92,177	27,038,279
Thermo Fisher Scientific, Inc.	62,095	36,676,412
Total		63,714,691
Pharmaceuticals 7.9%
Johnson & Johnson	360,854	63,954,155
Merck & Co., Inc.	342,823	28,128,627
Pfizer, Inc.	839,838	43,478,413
Roche Holding AG, Genusschein Shares	15,408	6,096,358
Total		141,657,553
Total Health Care		345,761,328
Industrials 18.0%
Aerospace & Defense 4.2%
General Dynamics Corp.	37,879	9,135,657
Lockheed Martin Corp.	18,749	8,275,809
Northrop Grumman Corp.	95,488	42,704,143
Raytheon Technologies Corp.	161,438	15,993,663
Total		76,109,272
Building Products 2.9%
Johnson Controls International PLC	363,294	23,821,188
Masco Corp.	241,792	12,331,392
Trane Technologies PLC	108,540	16,574,058
Total		52,726,638
Electrical Equipment 1.5%
Eaton Corp. PLC	181,751	27,582,532
Industrial Conglomerates 2.2%
Honeywell International, Inc.	197,539	38,437,139
Machinery 3.1%
Illinois Tool Works, Inc.	128,288	26,863,507
Otis Worldwide Corp.	73,007	5,617,889
PACCAR, Inc.	104,707	9,221,545
Stanley Black & Decker, Inc.	97,695	13,656,784
Total		55,359,725
Professional Services 1.2%
Equifax, Inc.	90,585	21,477,703
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.9%
Canadian National Railway Co.	87,416	11,725,982
Union Pacific Corp.	147,196	40,215,419
Total		51,941,401
Total Industrials		323,634,410
Information Technology 8.0%
IT Services 3.1%
Accenture PLC, Class A	128,235	43,244,689
Fidelity National Information Services, Inc.	134,554	13,511,913
Total		56,756,602
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	76,722	12,672,940
Intel Corp.	260,481	12,909,438
NXP Semiconductors NV	90,842	16,813,038
Texas Instruments, Inc.	247,763	45,459,555
Total		87,854,971
Total Information Technology		144,611,573
Materials 4.1%
Chemicals 4.1%
DuPont de Nemours, Inc.	279,519	20,567,008
International Flavors & Fragrances, Inc.	54,814	7,198,723
PPG Industries, Inc.	191,063	25,042,627
Sherwin-Williams Co. (The)	79,945	19,955,871
Total		72,764,229
Total Materials		72,764,229
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Public Storage	22,545	8,798,862
Total Real Estate		8,798,862
Utilities 6.9%
Electric Utilities 5.2%
American Electric Power Co., Inc.	144,178	14,384,639
Duke Energy Corp.	350,118	39,094,176
Southern Co. (The)	436,771	31,670,265
Xcel Energy, Inc.	122,549	8,844,362
Total		93,993,442

2	CTIVP® – MFS® Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.7%
Dominion Energy, Inc.	345,093	29,322,552
Total Utilities		123,315,994
Total Common Stocks (Cost $1,277,573,369)		1,790,016,796

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	10,027,289	10,023,278
Total Money Market Funds (Cost $10,023,278)		10,023,278
Total Investments in Securities (Cost: $1,287,596,647)		1,800,040,074
Other Assets & Liabilities, Net		(2,495,958)
Net Assets		1,797,544,116
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	8,587,856	69,090,260	(67,655,691)	853	10,023,278	(4,615)	5,538	10,027,289
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – MFS® Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7034_12_A01_(05/22)